Interest (Tables)	12 Months Ended
Dec. 31, 2012
Interest [Abstract]
Schedule Of Interest Expense

For the years ended December 31	2012	2011	2010

Interest Expense on:
Debt	$474	$488	$485
Other	48	(20)	16
	$522	$468	$501